Federated Hermes Floating Rate Strategic Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Blended Benchmark(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.93%	4.64%
A
Prospectus [Line Items]
Average Annual Return, Percent		3.98%	3.76%	3.57%
IS
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	4.24%	3.98%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	1.67%	1.84%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.11%	2.11%	2.10%
R6
Prospectus [Line Items]
Average Annual Return, Percent		5.34%	4.25%	3.96%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Blended Benchmark is a blend of indexes comprised of 55% Bloomberg US Leveraged Loan Index/30% ICE BofA 1-Year US Treasury Note Index/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index. The Bloomberg US Leveraged Loan Index, which has an inception date of January 1, 2019, is designed to measure the performance of USD denominated, high-yield, floating-rate institutional leveraged loan market. ICE BofA 1-Year US Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index is an independent calculation of the ICE BofA 1-Month Secured Overnight Financing Rate (SOFR). The Blended Benchmark commenced operations on January 1, 2019. As the Blended Benchmark has not been in existence for ten full calendar years as of December 31, 2025, the 10 Years return is not available.